EQUITY - Noncontrolling interest (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Apr. 30, 2020	Apr. 22, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 0	$ 0
Acquisition of noncontrolling interest	19,664,326
Net income (loss) attributable to non-controlling interest	(2,407,669)	0
Foreign currency translation adjustment	(42,174)	0
Ending balance	17,214,483	0
Restricted amounts as determined pursuant to PRC statutory laws	355,912	355,912
Total restricted net assets	$ 2,268,330	$ 962,374
LGC
Noncontrolling Interest [Line Items]
Equity interest held by noncontrolling interest (as a percent)	48.80%		48.80%	48.80%